Accrued Expenses and Other Liabilities (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable	$ 391	$ 298
Accrued Employee Benefits	242	298
Liability for Claims and Claims Adjustment Expense	169	208
Derivative Liability, Fair Value, Gross Liability	145	252
Deferred Revenue	108	151
Cash collateral received from counterparties	82	71
Other Accrued Liabilities	408	457
Accrued expenses and other liabilities	$ 1,545	$ 1,735